Document and Entity Information	Feb. 06, 2024
Cover [Abstract]
Entity Registrant Name	Vestis Corp
Amendment Flag	false
Entity Central Index Key	0001967649
Document Type	8-K
Document Period End Date	Feb. 06, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-41783
Entity Tax Identification Number	92-2573927
Entity Address, Address Line One	500 Colonial Center Parkway
Entity Address, Address Line Two	Suite 140
Entity Address, City or Town	Roswell
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30076
City Area Code	(470)
Local Phone Number	226-3655
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	VSTS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false